Financial and other investments	12 Months Ended
Mar. 31, 2018
Disclosure of financial assets [abstract]
Financial and other investments
Financial and other investments

Financial and other investments include three main categories. Assets classified as available-for-sale typically represent investments in short-term money funds and quoted investments in equities or bonds of other companies. The second category comprises long-term loans to our associates and joint ventures. The third category is other loans and receivables which includes bank deposits with a maturity of greater than three months, and cash balances that cannot be readily used in operations, principally collateral pledged against derivative holdings.

Financial assets, liabilities and equity instruments are classified according to the substance of the contractual arrangements entered into, and recognised on trade date. Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any other categories.

Available-for-sale financial investments are recognised at fair value plus directly related incremental transaction costs, and are subsequently carried at fair value in the statement of financial position. Changes in the fair value of available-for-sale investments are recognised directly in other comprehensive income, until the investment is disposed of or is determined to be impaired. At this time the cumulative gain or loss previously recognised in equity is included in the income statement for the period. Investment income is recognised using the effective interest method and taken through interest income in the income statement.

Loans receivable and other receivables are initially recognised at fair value plus transaction costs and subsequently held at amortised cost using the effective interest method. Interest income, together with gains and losses when the loans and receivables are derecognised or impaired, are recognised in the income statement.

Subsequent to initial recognition, the fair values of financial assets measured at fair value that are quoted in active markets are based on bid prices. When independent prices are not available, fair values are determined by using valuation techniques that are consistent with techniques commonly used by the relevant market. The techniques use observable market data.

	2018	2017
	£m	£m
Non-current
Available-for-sale investments	417	605
Loans to joint ventures and associates[1]	482	495
	899	1,100
Current
Available-for-sale investments	2,304	7,432
Other loans and receivables	390	1,309
	2,694	8,741
	3,593	9,841
Financial and other investments include the following:
Investments in short-term money funds[2]	1,999	6,899
Managed investments in equity and bonds[3]	530	939
Cash surrender value of life insurance policies	198	202
Loans to joint ventures and associates	482	495
Restricted balances:
Collateral[4]	335	1,262
Other	49	44
	3,593	9,841

1.	Comprises £352 million (2017: £434 million) relating to a shareholder loan to Quadgas HoldCo Limited, and the remainder is a loan to a joint venture.

2.	Includes £69 million (2017: £14 million) held by insurance captives and therefore restricted.

3.	Includes restricted amounts of £301 million (2017: £434 million) held by insurance captives and £214 million (2017: £225 million) relating to US non-qualified plan investments.

4.	Refers to collateral placed with counterparties with whom we have entered into a credit support annex to the ISDA (International Swaps and Derivatives Association) Master Agreement.

Available-for-sale investments are recorded at fair value. The carrying value of current loans and receivables is approximate to their fair values, due to short-dated maturities. The carrying value of the non-current loans to joint ventures and associates approximates their fair values as at 31 March 2018 and 31 March 2017. The exposure to credit risk at the reporting date is the fair value of the financial investments. For further information on our credit risk, refer to note 30(a). None of the financial investments are impaired.

Unaudited commentary on financial and other investments

Current available-for-sale investments at 31 March 2018 were £5,128 million lower than the prior year. The balance at 31 March 2017 included the proceeds received from the sale of the UK Gas Distribution business. £4,010 million of these proceeds were distributed in the current year through the special dividend and share buyback.